Asbestos - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended							60 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2021 AUD ($)
Schedule Of Asbestos Claims [Line Items]
Cash paid to AICF		$ 153.3		$ 108.9		$ 103.0		$ 558.5	$ 771.7
Net cash provided by operating activities		786.9		451.2		304.0
Secured standby loan facility maximum borrowing capacity		243.2								$ 320.0
Restricted Cash and Investments
Schedule Of Asbestos Claims [Line Items]
Payment received in accordance with AFFA		$ 153.3	$ 220.9	$ 108.9	$ 156.7	$ 103.0	$ 138.4
Scenario, Forecast
Schedule Of Asbestos Claims [Line Items]
Net cash provided by operating activities	$ 786.9
Adjustment to net cash provided by (used in) operating activities	65.3
Scenario, Forecast | AICF Funding
Schedule Of Asbestos Claims [Line Items]
Cash paid to AICF	$ 252.6
Maximum percentage of free cash flow contributed to AICF (as percent)	35.00%
Net cash provided by operating activities	$ 721.6
Central Estimate – Discounted and Inflated
Schedule Of Asbestos Claims [Line Items]
Discounted actuarial estimate, potential period shift		2 years	2 years
Discounted actuarial estimate, potential percent increase		21.00%								21.00%